Note 2 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	December 31, 2024	December 31, 2023
Assets:
Cash	122,851	371,366
Accounts receivable, net	746,266	253,748
Inventories	339,968	433,714
Prepaid expense and other assets	52,318	144,134
Total current assets of discontinued operations	1,261,403	1,202,962

Property and equipment, net	21,882	766,337
Intangibles, net	159,158	191,781
Lease right-of-use assets	17,266	185,246
Other long-term assets	4,031	25,617
Total assets of discontinued operations	$1,463,740	$2,371,943

Liabilities:
Accounts payable	$97,780	$128,528
Accrued expenses and other liabilities	248,086	240,803
Contract liabilities	80,909	38,260
Lease liability	106,609	110,367
Total current liabilities of discontinued operations	533,384	517,958

Lease liability – net of current portion	-	75,571
Other long-term liabilities	23,487	5,459
Total liabilities	$556,871	$598,988
	Year Ended December 31,
	2024	2023
Revenue	$1,571,795	$1,287,497
Cost of sales	751,147	439,436
Gross profit (loss) from discontinued operations	820,648	848,061

Operating expenses:
General and administrative expense	1,039,950	1,565,595
Operations expense	1,115,595	1,666,018
Sales and marketing expense	637,400	388,419
Loss on impairment of property and equipment	-	162,905
Total operating expenses	2,792,945	3,782,937
Total operating (loss) from discontinued operations	(1,972,297)	(2,934,876)
Loss on disposal of discontinued operations	(463,127)	-
Other income (expense)	(4,309)	(811)
Net (loss) from discontinued operations	$(2,439,733)	$(2,935,687)